Stock-Based Compensation (Details 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	3 years 6 months	3 years 6 months
Expected volatility	40.80%	40.80%
Risk free interest rate	3.01%	3.01%
Annual dividend yield	0.00%	0.00%
MSOP Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning	295,565	295,565
Options outstanding weighted average exercise price, beginning
Aggregate intrinsic value, beginning
Options outstanding, ending	295,565	295,565
Options outstanding weighted average exercise price, ending	$ 0.12
Weighted average remaining contractual term	1 year 5 months 1 day	1 year 8 months 1 day
Aggregate intrinsic value, ending	$ 11,362
Vested and exercisable	295,565	295,565
Vested and exercisable weighted average exercise price	$ 0.12	$ 0.12
Weighted average remaining contractual term, vested and exercisable	1 year 5 months 1 day	1 year 8 months 1 day
Aggregate intrinsic value, Vested and exercisable	$ 11,362	$ 11,964